Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HARTFORD MUTUAL FUNDS, INC
Entity Central Index Key	0001006415
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000009912 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	ITTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	1.07%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 548,765,956
Holdings Count | Holding	1,123
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009914 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	HAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$91	1.82%
^	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.82%	[2]
Net Assets	$ 548,765,956
Holdings Count | Holding	1,123
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000155857 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class I
Trading Symbol	ITTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$39	0.79%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[3]
Net Assets	$ 548,765,956
Holdings Count | Holding	1,123
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000040927 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R3
Trading Symbol	ITTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$69	1.38%
^	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%	[4]
Net Assets	$ 548,765,956
Holdings Count | Holding	1,123
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000040928 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R4
Trading Symbol	ITTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$54	1.09%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%	[5]
Net Assets	$ 548,765,956
Holdings Count | Holding	1,123
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000040929 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	ITTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$39	0.79%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[6]
Net Assets	$ 548,765,956
Holdings Count | Holding	1,123
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000200563 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	ITTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$33	0.67%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[7]
Net Assets	$ 548,765,956
Holdings Count | Holding	1,123
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009915 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	IHAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$39	0.78%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[8]
Net Assets	$ 548,765,956
Holdings Count | Holding	1,123
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000185693 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class F
Trading Symbol	ITTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$33	0.67%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[9]
Net Assets	$ 548,765,956
Holdings Count | Holding	1,123
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009932 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class A
Trading Symbol	HGHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$63	1.31%
^	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.31%	[10]
Net Assets	$ 861,313,196
Holdings Count | Holding	96
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000009934 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class C
Trading Symbol	HGHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$101	2.12%
^	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.12%	[11]
Net Assets	$ 861,313,196
Holdings Count | Holding	96
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000035170 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class I
Trading Symbol	HGHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$50	1.05%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%	[12]
Net Assets	$ 861,313,196
Holdings Count | Holding	96
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000040933 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R3
Trading Symbol	HGHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$79	1.65%
^	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.65%	[13]
Net Assets	$ 861,313,196
Holdings Count | Holding	96
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000040934 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R4
Trading Symbol	HGHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$64	1.34%
^	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.34%	[14]
Net Assets	$ 861,313,196
Holdings Count | Holding	96
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000040935 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R5
Trading Symbol	HGHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$51	1.06%
^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.06%	[15]
Net Assets	$ 861,313,196
Holdings Count | Holding	96
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000211746 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R6
Trading Symbol	HGHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$45	0.94%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.94%	[16]
Net Assets	$ 861,313,196
Holdings Count | Holding	96
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000009935 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class Y
Trading Symbol	HGHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$50	1.05%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%	[17]
Net Assets	$ 861,313,196
Holdings Count | Holding	96
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000185697 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class F
Trading Symbol	HGHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$45	0.94%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.94%	[18]
Net Assets	$ 861,313,196
Holdings Count | Holding	96
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000009944 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class A
Trading Symbol	HRAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$27*	0.54%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 27	[19]
Expense Ratio, Percent	0.54%	[19],[20]
Net Assets	$ 518,791,083
Holdings Count | Holding	16
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000009946 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class C
Trading Symbol	HRACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$69*	1.39%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 69	[21]
Expense Ratio, Percent	1.39%	[21],[22]
Net Assets	$ 518,791,083
Holdings Count | Holding	16
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000035171 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class I
Trading Symbol	HRAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$14*	0.28%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 14	[23]
Expense Ratio, Percent	0.28%	[23],[24]
Net Assets	$ 518,791,083
Holdings Count | Holding	16
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000040939 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class R3
Trading Symbol	HRARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$43*	0.87%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 43	[25]
Expense Ratio, Percent	0.87%	[25],[26]
Net Assets	$ 518,791,083
Holdings Count | Holding	16
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000040940 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class R4
Trading Symbol	HRASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$28*	0.57%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 28	[27]
Expense Ratio, Percent	0.57%	[27],[28]
Net Assets	$ 518,791,083
Holdings Count | Holding	16
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000040941 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class R5
Trading Symbol	HRATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$13*	0.26%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 13	[29]
Expense Ratio, Percent	0.26%	[29],[30]
Net Assets	$ 518,791,083
Holdings Count | Holding	16
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000185699 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class F
Trading Symbol	HRAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$8*	0.16%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 8	[31]
Expense Ratio, Percent	0.16%	[31],[32]
Net Assets	$ 518,791,083
Holdings Count | Holding	16
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%

C000009977 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class A
Trading Symbol	HFMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$54	1.13%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.13%	[33]
Net Assets	$ 4,361,351,254
Holdings Count | Holding	82
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009979 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class C
Trading Symbol	HMDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$92	1.92%
^	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.92%	[34]
Net Assets	$ 4,361,351,254
Holdings Count | Holding	82
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000074606 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class I
Trading Symbol	HFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$42	0.87%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%	[35]
Net Assets	$ 4,361,351,254
Holdings Count | Holding	82
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000077363 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R3
Trading Symbol	HFMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$71	1.48%
^	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.48%	[36]
Net Assets	$ 4,361,351,254
Holdings Count | Holding	82
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000077364 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R4
Trading Symbol	HFMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$57	1.18%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.18%	[37]
Net Assets	$ 4,361,351,254
Holdings Count | Holding	82
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000077365 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R5
Trading Symbol	HFMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$42	0.87%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%	[38]
Net Assets	$ 4,361,351,254
Holdings Count | Holding	82
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148293 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R6
Trading Symbol	HFMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$37	0.76%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[39]
Net Assets	$ 4,361,351,254
Holdings Count | Holding	82
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009980 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class Y
Trading Symbol	HMDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$42	0.87%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%	[40]
Net Assets	$ 4,361,351,254
Holdings Count | Holding	82
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185713 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class F
Trading Symbol	HMDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$37	0.76%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[41]
Net Assets	$ 4,361,351,254
Holdings Count | Holding	82
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009981 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class A
Trading Symbol	HMVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$54	1.13%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.13%	[42]
Net Assets	$ 1,048,561,539
Holdings Count | Holding	84
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009983 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class C
Trading Symbol	HMVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$93	1.96%
^	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.96%	[43]
Net Assets	$ 1,048,561,539
Holdings Count | Holding	84
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000089745 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class I
Trading Symbol	HMVJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.85%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%	[44]
Net Assets	$ 1,048,561,539
Holdings Count | Holding	84
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000089746 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R3
Trading Symbol	HMVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$70	1.47%
^	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.47%	[45]
Net Assets	$ 1,048,561,539
Holdings Count | Holding	84
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000089743 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R4
Trading Symbol	HMVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$55	1.17%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.17%	[46]
Net Assets	$ 1,048,561,539
Holdings Count | Holding	84
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000089744 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R5
Trading Symbol	HMVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$41	0.86%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.86%	[47]
Net Assets	$ 1,048,561,539
Holdings Count | Holding	84
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000237833 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R6
Trading Symbol	HMVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$36	0.75%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[48]
Net Assets	$ 1,048,561,539
Holdings Count | Holding	84
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009984 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class Y
Trading Symbol	HMVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$41	0.86%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.86%	[49]
Net Assets	$ 1,048,561,539
Holdings Count | Holding	84
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185715 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class F
Trading Symbol	HMVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$36	0.75%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[50]
Net Assets	$ 1,048,561,539
Holdings Count | Holding	84
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009993 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class A
Trading Symbol	HSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$60*	1.28%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 60	[51]
Expense Ratio, Percent	1.28%	[51],[52]
Net Assets	$ 160,243,669
Holdings Count | Holding	61
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009995 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class C
Trading Symbol	HTSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$96*	2.05%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 96	[53]
Expense Ratio, Percent	2.05%	[53],[54]
Net Assets	$ 160,243,669
Holdings Count | Holding	61
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000155858 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class I
Trading Symbol	HSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$47*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 47	[55]
Expense Ratio, Percent	1.00%	[55],[56]
Net Assets	$ 160,243,669
Holdings Count | Holding	61
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000105487 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R3
Trading Symbol	HSMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$71*	1.50%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 71	[57]
Expense Ratio, Percent	1.50%	[57],[58]
Net Assets	$ 160,243,669
Holdings Count | Holding	61
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000105488 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R4
Trading Symbol	HSMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$56*	1.20%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 56	[59]
Expense Ratio, Percent	1.20%	[59],[60]
Net Assets	$ 160,243,669
Holdings Count | Holding	61
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000105489 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R5
Trading Symbol	HSMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$42*	0.90%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 42	[61]
Expense Ratio, Percent	0.90%	[61],[62]
Net Assets	$ 160,243,669
Holdings Count | Holding	61
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000200565 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R6
Trading Symbol	HSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$38*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 38	[63]
Expense Ratio, Percent	0.80%	[63],[64]
Net Assets	$ 160,243,669
Holdings Count | Holding	61
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009996 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class Y
Trading Symbol	HSMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$40*	0.85%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 40	[65]
Expense Ratio, Percent	0.85%	[65],[66]
Net Assets	$ 160,243,669
Holdings Count | Holding	61
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185717 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class F
Trading Symbol	HSMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$38*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 38	[67]
Expense Ratio, Percent	0.80%	[67],[68]
Net Assets	$ 160,243,669
Holdings Count | Holding	61
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009997 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class A
Trading Symbol	HBAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$27*	0.55%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 27	[69]
Expense Ratio, Percent	0.55%	[69],[70]
Net Assets	$ 303,044,247
Holdings Count | Holding	16
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%

C000009999 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class C
Trading Symbol	HBACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$69*	1.39%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 69	[71]
Expense Ratio, Percent	1.39%	[71],[72]
Net Assets	$ 303,044,247
Holdings Count | Holding	16
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%

C000035176 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class I
Trading Symbol	HBAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$15*	0.29%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 15	[73]
Expense Ratio, Percent	0.29%	[73],[74]
Net Assets	$ 303,044,247
Holdings Count | Holding	16
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%

C000040966 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class R3
Trading Symbol	HBARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$44*	0.89%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 44	[75]
Expense Ratio, Percent	0.89%	[75],[76]
Net Assets	$ 303,044,247
Holdings Count | Holding	16
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%

C000040967 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class R4
Trading Symbol	HBASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$29*	0.59%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 29	[77]
Expense Ratio, Percent	0.59%	[77],[78]
Net Assets	$ 303,044,247
Holdings Count | Holding	16
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%

C000040968 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class R5
Trading Symbol	HBATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$14*	0.28%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 14	[79]
Expense Ratio, Percent	0.28%	[79],[80]
Net Assets	$ 303,044,247
Holdings Count | Holding	16
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%

C000185719 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class F
Trading Symbol	HBADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$9*	0.18%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 9	[81]
Expense Ratio, Percent	0.18%	[81],[82]
Net Assets	$ 303,044,247
Holdings Count | Holding	16
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%

C000010012 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class A
Trading Symbol	IHSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$61*	1.29%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 61	[83]
Expense Ratio, Percent	1.29%	[83],[84]
Net Assets	$ 561,844,396
Holdings Count | Holding	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010014 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class C
Trading Symbol	HSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$101*	2.13%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 101	[85]
Expense Ratio, Percent	2.13%	[85],[86]
Net Assets	$ 561,844,396
Holdings Count | Holding	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035177 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class I
Trading Symbol	IHSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$48*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 48	[87]
Expense Ratio, Percent	1.00%	[87],[88]
Net Assets	$ 561,844,396
Holdings Count | Holding	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040969 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R3
Trading Symbol	IHSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$76*	1.60%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 76	[89]
Expense Ratio, Percent	1.60%	[89],[90]
Net Assets	$ 561,844,396
Holdings Count | Holding	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040970 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R4
Trading Symbol	IHSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$62*	1.30%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 62	[91]
Expense Ratio, Percent	1.30%	[91],[92]
Net Assets	$ 561,844,396
Holdings Count | Holding	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040971 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R5
Trading Symbol	IHSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$48*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 48	[93]
Expense Ratio, Percent	1.00%	[93],[94]
Net Assets	$ 561,844,396
Holdings Count | Holding	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148294 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R6
Trading Symbol	IHSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$42*	0.89%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 42	[95]
Expense Ratio, Percent	0.89%	[95],[96]
Net Assets	$ 561,844,396
Holdings Count | Holding	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010015 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class Y
Trading Symbol	HSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$47*	0.99%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 47	[97]
Expense Ratio, Percent	0.99%	[97],[98]
Net Assets	$ 561,844,396
Holdings Count | Holding	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185723 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class F
Trading Symbol	IHSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$42*	0.88%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 42	[99]
Expense Ratio, Percent	0.88%	[99],[100]
Net Assets	$ 561,844,396
Holdings Count | Holding	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010038 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class A
Trading Symbol	ITHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50*	1.04%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 50	[101]
Expense Ratio, Percent	1.04%	[101],[102]
Net Assets	$ 5,577,245,066
Holdings Count | Holding	143
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010040 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class C
Trading Symbol	HCACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$89*	1.85%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 89	[103]
Expense Ratio, Percent	1.85%	[103],[104]
Net Assets	$ 5,577,245,066
Holdings Count | Holding	143
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035178 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class I
Trading Symbol	ITHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38*	0.79%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 38	[105]
Expense Ratio, Percent	0.79%	[105],[106]
Net Assets	$ 5,577,245,066
Holdings Count | Holding	143
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040984 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R3
Trading Symbol	ITHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$68*	1.41%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 68	[107]
Expense Ratio, Percent	1.41%	[107],[108]
Net Assets	$ 5,577,245,066
Holdings Count | Holding	143
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040985 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R4
Trading Symbol	ITHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$54*	1.11%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 54	[109]
Expense Ratio, Percent	1.11%	[109],[110]
Net Assets	$ 5,577,245,066
Holdings Count | Holding	143
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040986 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R5
Trading Symbol	ITHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$39*	0.81%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 39	[111]
Expense Ratio, Percent	0.81%	[111],[112]
Net Assets	$ 5,577,245,066
Holdings Count | Holding	143
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148295 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R6
Trading Symbol	ITHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34*	0.70%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 34	[113]
Expense Ratio, Percent	0.70%	[113],[114]
Net Assets	$ 5,577,245,066
Holdings Count | Holding	143
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010041 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class Y
Trading Symbol	HCAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$39*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 39	[115]
Expense Ratio, Percent	0.80%	[115],[116]
Net Assets	$ 5,577,245,066
Holdings Count | Holding	143
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185725 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class F
Trading Symbol	HCAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$34*	0.70%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 34	[117]
Expense Ratio, Percent	0.70%	[117],[118]
Net Assets	$ 5,577,245,066
Holdings Count | Holding	143
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010054 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class A
Trading Symbol	HCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$26*	0.51%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 26	[119]
Expense Ratio, Percent	0.51%	[119],[120]
Net Assets	$ 142,719,865
Holdings Count | Holding	17
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%

C000010056 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class C
Trading Symbol	HCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$65*	1.30%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 65	[121]
Expense Ratio, Percent	1.30%	[121],[122]
Net Assets	$ 142,719,865
Holdings Count | Holding	17
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%

C000035181 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class I
Trading Symbol	HCVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$12*	0.24%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 12	[123]
Expense Ratio, Percent	0.24%	[123],[124]
Net Assets	$ 142,719,865
Holdings Count | Holding	17
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%

C000040996 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class R3
Trading Symbol	HCVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$42*	0.85%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 42	[125]
Expense Ratio, Percent	0.85%	[125],[126]
Net Assets	$ 142,719,865
Holdings Count | Holding	17
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%

C000040997 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class R4
Trading Symbol	HCVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$28*	0.55%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 28	[127]
Expense Ratio, Percent	0.55%	[127],[128]
Net Assets	$ 142,719,865
Holdings Count | Holding	17
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%

C000040998 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class R5
Trading Symbol	HCVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$13*	0.25%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 13	[129]
Expense Ratio, Percent	0.25%	[129],[130]
Net Assets	$ 142,719,865
Holdings Count | Holding	17
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%

C000249771 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class Y
Trading Symbol	HCVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$12*	0.23%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 12	[131]
Expense Ratio, Percent	0.23%	[131],[132]
Net Assets	$ 142,719,865
Holdings Count | Holding	17
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%

C000185731 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class F
Trading Symbol	HCVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$7*	0.14%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 7	[133]
Expense Ratio, Percent	0.14%	[133],[134]
Net Assets	$ 142,719,865
Holdings Count | Holding	17
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%

C000010057 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class A
Trading Symbol	HAIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$34	0.70%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[135]
Net Assets	$ 9,937,078,006
Holdings Count | Holding	68
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010059 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class C
Trading Symbol	HGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$72	1.46%
^	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%	[136]
Net Assets	$ 9,937,078,006
Holdings Count | Holding	68
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000155859 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class I
Trading Symbol	HGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[137]
Net Assets	$ 9,937,078,006
Holdings Count | Holding	68
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040999 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R3
Trading Symbol	HGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$53	1.07%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[138]
Net Assets	$ 9,937,078,006
Holdings Count | Holding	68
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041000 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R4
Trading Symbol	HGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$36	0.74%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[139]
Net Assets	$ 9,937,078,006
Holdings Count | Holding	68
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041001 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R5
Trading Symbol	HGITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$23	0.47%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[140]
Net Assets	$ 9,937,078,006
Holdings Count | Holding	68
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000155860 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R6
Trading Symbol	HAITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$18	0.36%
^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[141]
Net Assets	$ 9,937,078,006
Holdings Count | Holding	68
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010060 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class Y
Trading Symbol	HGIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$22	0.45%
^	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[142]
Net Assets	$ 9,937,078,006
Holdings Count | Holding	68
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000179839 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class F
Trading Symbol	HGIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$18	0.36%
^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[143]
Net Assets	$ 9,937,078,006
Holdings Count | Holding	68
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010061 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class A
Trading Symbol	IHGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$46	0.95%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%	[144]
Net Assets	$ 17,001,864,150
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010063 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class C
Trading Symbol	HDGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.74%
^	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.74%	[145]
Net Assets	$ 17,001,864,150
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035182 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class I
Trading Symbol	HDGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36	0.73%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[146]
Net Assets	$ 17,001,864,150
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041002 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R3
Trading Symbol	HDGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$65	1.33%
^	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.33%	[147]
Net Assets	$ 17,001,864,150
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041003 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R4
Trading Symbol	HDGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$50	1.03%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%	[148]
Net Assets	$ 17,001,864,150
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041004 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R5
Trading Symbol	HDGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$36	0.74%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[149]
Net Assets	$ 17,001,864,150
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148297 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R6
Trading Symbol	HDGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$31	0.63%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[150]
Net Assets	$ 17,001,864,150
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010064 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class Y
Trading Symbol	HDGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$36	0.73%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[151]
Net Assets	$ 17,001,864,150
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185733 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class F
Trading Symbol	HDGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$30	0.62%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%	[152]
Net Assets	$ 17,001,864,150
Holdings Count | Holding	69
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010065 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class A
Trading Symbol	HQIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$48	0.97%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[153]
Net Assets	$ 4,784,317,149
Holdings Count | Holding	71
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010067 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class C
Trading Symbol	HQICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$86	1.75%
^	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%	[154]
Net Assets	$ 4,784,317,149
Holdings Count | Holding	71
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035183 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class I
Trading Symbol	HQIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$37	0.75%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[155]
Net Assets	$ 4,784,317,149
Holdings Count | Holding	71
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041005 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R3
Trading Symbol	HQIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$67	1.36%
^	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%	[156]
Net Assets	$ 4,784,317,149
Holdings Count | Holding	71
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041006 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R4
Trading Symbol	HQISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$52	1.06%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[157]
Net Assets	$ 4,784,317,149
Holdings Count | Holding	71
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041007 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R5
Trading Symbol	HQITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$37	0.75%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[158]
Net Assets	$ 4,784,317,149
Holdings Count | Holding	71
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148298 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R6
Trading Symbol	HQIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$32	0.65%
^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[159]
Net Assets	$ 4,784,317,149
Holdings Count | Holding	71
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010068 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class Y
Trading Symbol	HQIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$37	0.75%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[160]
Net Assets	$ 4,784,317,149
Holdings Count | Holding	71
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185735 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class F
Trading Symbol	HQIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$32	0.65%
^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[161]
Net Assets	$ 4,784,317,149
Holdings Count | Holding	71
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000034969 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class A
Trading Symbol	HBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$44	0.89%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[162]
Net Assets	$ 11,675,852,410
Holdings Count | Holding	1,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%

C000034971 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class C
Trading Symbol	HBLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$82	1.66%
^	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.66%	[163]
Net Assets	$ 11,675,852,410
Holdings Count | Holding	1,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%

C000085296 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class I
Trading Symbol	HBLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$32	0.65%
^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[164]
Net Assets	$ 11,675,852,410
Holdings Count | Holding	1,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%

C000089747 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R3
Trading Symbol	HBLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$63	1.27%
^	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%	[165]
Net Assets	$ 11,675,852,410
Holdings Count | Holding	1,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%

C000089748 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R4
Trading Symbol	HBLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$49	0.98%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[166]
Net Assets	$ 11,675,852,410
Holdings Count | Holding	1,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%

C000089749 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R5
Trading Symbol	HBLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$33	0.67%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[167]
Net Assets	$ 11,675,852,410
Holdings Count | Holding	1,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%

C000148299 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R6
Trading Symbol	HBLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$28	0.57%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[168]
Net Assets	$ 11,675,852,410
Holdings Count | Holding	1,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%

C000034972 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class Y
Trading Symbol	HBLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$33	0.67%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[169]
Net Assets	$ 11,675,852,410
Holdings Count | Holding	1,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%

C000185737 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class F
Trading Symbol	HBLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$28	0.56%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[170]
Net Assets	$ 11,675,852,410
Holdings Count | Holding	1,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%

C000048992 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class A
Trading Symbol	HCKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$19*	0.38%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 19	[171]
Expense Ratio, Percent	0.38%	[171],[172]
Net Assets	$ 1,311,776,677
Holdings Count | Holding	3
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%

C000048994 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class C
Trading Symbol	HCKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$57*	1.17%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 57	[173]
Expense Ratio, Percent	1.17%	[173],[174]
Net Assets	$ 1,311,776,677
Holdings Count | Holding	3
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%

C000059904 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class I
Trading Symbol	HCKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$8*	0.16%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 8	[175]
Expense Ratio, Percent	0.16%	[175],[176]
Net Assets	$ 1,311,776,677
Holdings Count | Holding	3
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%

C000068458 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class R3
Trading Symbol	HCKRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$37*	0.75%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 37	[177]
Expense Ratio, Percent	0.75%	[177],[178]
Net Assets	$ 1,311,776,677
Holdings Count | Holding	3
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%

C000068459 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class R4
Trading Symbol	HCKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$22*	0.45%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 22	[179]
Expense Ratio, Percent	0.45%	[179],[180]
Net Assets	$ 1,311,776,677
Holdings Count | Holding	3
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%

C000068460 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class R5
Trading Symbol	HCKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$7*	0.15%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 7	[181]
Expense Ratio, Percent	0.15%	[181],[182]
Net Assets	$ 1,311,776,677
Holdings Count | Holding	3
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%

C000185739 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class F
Trading Symbol	HCKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$2*	0.04%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 2	[183]
Expense Ratio, Percent	0.04%	[183],[184]
Net Assets	$ 1,311,776,677
Holdings Count | Holding	3
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%

C000089178 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class A
Trading Symbol	HRLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$63*	1.25%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 63	[185]
Expense Ratio, Percent	1.25%	[185],[186]
Net Assets	$ 59,807,793
Holdings Count | Holding	226
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%

C000089179 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class C
Trading Symbol	HRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$101*	2.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 101	[187]
Expense Ratio, Percent	2.00%	[187],[188]
Net Assets	$ 59,807,793
Holdings Count | Holding	226
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%

C000089173 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class I
Trading Symbol	HRLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$50*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 50	[189]
Expense Ratio, Percent	1.00%	[189],[190]
Net Assets	$ 59,807,793
Holdings Count | Holding	226
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%

C000089174 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R3
Trading Symbol	HRLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$76*	1.50%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 76	[191]
Expense Ratio, Percent	1.50%	[191],[192]
Net Assets	$ 59,807,793
Holdings Count | Holding	226
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%

C000089175 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R4
Trading Symbol	HRLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$61*	1.20%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 61	[193]
Expense Ratio, Percent	1.20%	[193],[194]
Net Assets	$ 59,807,793
Holdings Count | Holding	226
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%

C000089176 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R5
Trading Symbol	HRLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$48*	0.95%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 48	[195]
Expense Ratio, Percent	0.95%	[195],[196]
Net Assets	$ 59,807,793
Holdings Count | Holding	226
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%

C000236153 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R6
Trading Symbol	HRLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$45*	0.90%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 45	[197]
Expense Ratio, Percent	0.90%	[197],[198]
Net Assets	$ 59,807,793
Holdings Count | Holding	226
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%

C000089177 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class Y
Trading Symbol	HRLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$45*	0.90%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 45	[199]
Expense Ratio, Percent	0.90%	[199],[200]
Net Assets	$ 59,807,793
Holdings Count | Holding	226
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%

C000185751 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class F
Trading Symbol	HRLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$45*	0.90%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 45	[201]
Expense Ratio, Percent	0.90%	[201],[202]
Net Assets	$ 59,807,793
Holdings Count | Holding	226
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%

[1]	Annualized.
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[19]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
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[23]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
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[25]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
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[27]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
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[29]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
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[31]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
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[48]	Annualized.
[49]	Annualized.
[50]	Annualized.
[51]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[52]	Annualized.
[53]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[54]	Annualized.
[55]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[56]	Annualized.
[57]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[58]	Annualized.
[59]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[60]	Annualized.
[61]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[62]	Annualized.
[63]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[64]	Annualized.
[65]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[66]	Annualized.
[67]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[68]	Annualized.
[69]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[70]	Annualized.
[71]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[72]	Annualized.
[73]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[74]	Annualized.
[75]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[76]	Annualized.
[77]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[78]	Annualized.
[79]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[80]	Annualized.
[81]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[82]	Annualized.
[83]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[84]	Annualized.
[85]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[86]	Annualized.
[87]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[88]	Annualized.
[89]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[90]	Annualized.
[91]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[92]	Annualized.
[93]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[94]	Annualized.
[95]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[96]	Annualized.
[97]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[98]	Annualized.
[99]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[100]	Annualized.
[101]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[102]	Annualized.
[103]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[104]	Annualized.
[105]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[106]	Annualized.
[107]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[108]	Annualized.
[109]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[110]	Annualized.
[111]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[112]	Annualized.
[113]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[114]	Annualized.
[115]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[116]	Annualized.
[117]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[118]	Annualized.
[119]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[120]	Annualized.
[121]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[122]	Annualized.
[123]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[124]	Annualized.
[125]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[126]	Annualized.
[127]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[128]	Annualized.
[129]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[130]	Annualized.
[131]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[132]	Annualized.
[133]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[134]	Annualized.
[135]	Annualized.
[136]	Annualized.
[137]	Annualized.
[138]	Annualized.
[139]	Annualized.
[140]	Annualized.
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[145]	Annualized.
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[148]	Annualized.
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[150]	Annualized.
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[152]	Annualized.
[153]	Annualized.
[154]	Annualized.
[155]	Annualized.
[156]	Annualized.
[157]	Annualized.
[158]	Annualized.
[159]	Annualized.
[160]	Annualized.
[161]	Annualized.
[162]	Annualized.
[163]	Annualized.
[164]	Annualized.
[165]	Annualized.
[166]	Annualized.
[167]	Annualized.
[168]	Annualized.
[169]	Annualized.
[170]	Annualized.
[171]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[172]	Annualized.
[173]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[174]	Annualized.
[175]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[176]	Annualized.
[177]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[178]	Annualized.
[179]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[180]	Annualized.
[181]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[182]	Annualized.
[183]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[184]	Annualized.
[185]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[186]	Annualized.
[187]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[188]	Annualized.
[189]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[190]	Annualized.
[191]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[192]	Annualized.
[193]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[194]	Annualized.
[195]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[196]	Annualized.
[197]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[198]	Annualized.
[199]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[200]	Annualized.
[201]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[202]	Annualized.